Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.82864%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,411,387.50

Principal:
Principal Collections	$23,052,585.25
Prepayments in Full	$9,834,164.44
Liquidation Proceeds	$380,087.09
Recoveries	$119,334.13
Sub Total	$33,386,170.91
Collections	$36,797,558.41

Purchase Amounts:
Purchase Amounts Related to Principal	$153,680.66
Purchase Amounts Related to Interest	$921.07
Sub Total	$154,601.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,952,160.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,952,160.14
Servicing Fee	$679,275.38	$679,275.38	$0.00	$0.00	$36,272,884.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,272,884.76
Interest - Class A-2a Notes	$238,212.45	$238,212.45	$0.00	$0.00	$36,034,672.31
Interest - Class A-2b Notes	$132,754.29	$132,754.29	$0.00	$0.00	$35,901,918.02
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$33,814,276.35
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$33,514,893.02
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,514,893.02
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$33,295,597.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,295,597.35
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$33,145,186.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,145,186.43
Regular Principal Payment	$30,476,124.03	$30,476,124.03	$0.00	$0.00	$2,669,062.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,669,062.40
Residual Released to Depositor	$0.00	$2,669,062.40	$0.00	$0.00	$0.00
Total		$36,952,160.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,476,124.03
Total					$30,476,124.03

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,777,739.01	$50.79	$238,212.45	$0.68	$18,015,951.46	$51.47
Class A-2b Notes	$12,698,385.02	$50.79	$132,754.29	$0.53	$12,831,139.31	$51.32
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$30,476,124.03	$19.30	$3,127,698.33	$1.98	$33,603,822.36	$21.28

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$51,320,456.12	0.1466299	$33,542,717.11	0.0958363
Class A-2b Notes	$36,657,468.67	0.1466299	$23,959,083.65	0.0958363
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$716,917,924.79	0.4540501	$686,441,800.76	0.4347485

Pool Information
Weighted Average APR	5.162%	5.192%
Weighted Average Remaining Term	41.37	40.66
Number of Receivables Outstanding	31,036	30,349
Pool Balance	$815,130,450.47	$781,141,092.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$756,776,444.49	$725,790,480.09
Pool Factor	0.4740837	0.4543153

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$55,350,612.61
Targeted Overcollateralization Amount	$94,699,291.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,699,291.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$568,840.33
(Recoveries)		62	$119,334.13
Net Loss for Current Collection Period			$449,506.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6617%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6411%
Second Prior Collection Period			0.5701%
Prior Collection Period			0.5639%
Current Collection Period			0.6758%
Four Month Average (Current and Prior Three Collection Periods)			0.6127%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,683	$10,492,415.37
(Cumulative Recoveries)			$1,400,736.31
Cumulative Net Loss for All Collection Periods			$9,091,679.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5288%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,234.35
Average Net Loss for Receivables that have experienced a Realized Loss			$5,402.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	250	$8,805,630.56
61-90 Days Delinquent	0.19%	36	$1,497,737.42
91-120 Days Delinquent	0.04%	8	$274,990.22
Over 120 Days Delinquent	0.09%	16	$693,761.19
Total Delinquent Receivables	1.44%	310	$11,272,119.39

Repossession Inventory:
Repossessed in the Current Collection Period		16	$678,657.97
Total Repossessed Inventory		27	$1,156,329.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1948%
Prior Collection Period			0.2384%
Current Collection Period			0.1977%
Three Month Average			0.2103%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3158%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$2,778,307.50
2 Months Extended	133	$5,256,580.31
3+ Months Extended	34	$1,289,482.09

Total Receivables Extended	249	$9,324,369.90
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer